TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 196	SFr 342	SFr 549
Weighted-average life, in years	5 years 2 months 12 days	6 years 4 months 24 days	5 years 6 months
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.80%	1.40%	2.50%
Expected credit losses (rate per annum), in % (as a percent)	0.90%	1.90%	1.30%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	5.00%	20.90%	8.30%
Expected credit losses (rate per annum), in % (as a percent)	4.30%	8.60%	1.90%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 170	SFr 305	SFr 455
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	26	37	94
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,594	SFr 2,692	SFr 3,171
Weighted-average life, in years	5 years 3 months 18 days	3 years 9 months 18 days	5 years 6 months
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	3.00%	1.00%	2.00%
Cash flow discount rate (rate per annum), in % (as a percent)	1.00%	0.20%	1.50%
Expected credit losses (rate per annum), in % (as a percent)	0.10%	1.60%	1.50%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	37.70%	47.00%	37.30%
Cash flow discount rate (rate per annum), in % (as a percent)	33.40%	40.80%	15.70%
Expected credit losses (rate per annum), in % (as a percent)	32.50%	22.90%	7.60%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,126	SFr 2,398	SFr 2,978
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 468	294	193
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 196	SFr 342	SFr 549
Weighted-average life, in years	5 years 2 months 12 days	6 years 4 months 24 days	5 years 6 months
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.80%	1.40%	2.50%
Expected credit losses (rate per annum), in % (as a percent)	0.90%	1.90%	1.30%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	5.00%	20.90%	8.30%
Expected credit losses (rate per annum), in % (as a percent)	4.30%	8.60%	1.90%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 170	SFr 305	SFr 455
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	26	37	94
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,594	SFr 2,692	SFr 3,171
Weighted-average life, in years	5 years 3 months 18 days	3 years 9 months 18 days	5 years 6 months
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	3.00%	1.00%	2.00%
Cash flow discount rate (rate per annum), in % (as a percent)	1.00%	0.20%	1.50%
Expected credit losses (rate per annum), in % (as a percent)	0.10%	1.60%	1.50%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	37.70%	47.00%	37.30%
Cash flow discount rate (rate per annum), in % (as a percent)	33.40%	40.80%	15.70%
Expected credit losses (rate per annum), in % (as a percent)	32.50%	22.90%	7.60%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,126	SFr 2,398	SFr 2,978
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 468	SFr 294	SFr 193